OTHER PAYABLES AND ACCRUALS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure Of Other Payables And Accruals [Abstract]
Accrued payroll	$ 39,417	$ 30,974
Accrued expense	99,841	71,462
Other payables	15,080	11,944
Payable for collaboration assets	8,563	16,338
Other tax payables	1,963	2,084
Total	$ 164,864	$ 132,802